Fair Value of Financial Instruments and Risk Management - Volume of Derivative Activity (Details) GJ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 GJ GWh	Dec. 31, 2023 GWh GJ
Electricity swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	831	628
Electricity power purchase contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	492	588
Gas swap contracts, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	247	228
Gas supply contract, Energy contracts subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	113	134
Wholesale trading contracts, Energy contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GWh	4,092	1,310
Gas swap contracts, Energy Contracts not subject to regulatory deferral
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Volume (gwh / gj) | GJ	2	3